Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,549,640
Previously Paid Amount	0.00
Total Fee Amount	1,595.01
Total Offset Amount	0.00
Net Fee	1,595.01
Narrative - Max Aggregate Offering Price	$ 11,549,640
Final Prospectus	true